CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Revenues
Oil sales	$ 23,388	$ 18,913	$ 56,975	$ 59,068
Natural gas sales	2,629	2,054	5,717	6,082
NGL sales	1,304	926	3,097	3,590
Total revenues	27,321	21,893	65,789	68,740
Operating expenses
Lease operating expenses	3,656	4,355	10,295	17,317
Severance and ad valorem taxes	1,432	1,555	3,523	3,833
Transportation, processing, gathering and other operating expenses	1,787	1,424	4,375	4,352
Depreciation, depletion, amortization and accretion of asset retirement obligations	18,454	19,880	60,939	64,003
Abandonment expense and impairment of unproved properties	1,649		2,546	3,851
Contract termination and rig stacking		221		2,388
General and administrative expenses	5,250	3,007	10,655	8,538
Total operating expenses	32,228	30,442	92,333	104,282
Loss (gain) on sale of oil and natural gas properties	(15)	(9)	(11)	(2,688)
Total operating (loss) income	(4,892)	(8,540)	(26,533)	(32,854)
Other (expense) income
Interest expense	(1,983)	(1,469)	(5,422)	(4,743)
Gain (loss) on derivative instruments	1,741	13,344	(4,184)	12,320
Other Income		(9)	6	(5)
Total other (expense) income	(242)	11,866	(9,600)	7,572
(Loss) income before income taxes	(5,134)	3,326	(36,133)	(25,282)
Income tax benefit			406
Net (loss) income attributable to the predecessor	$ (5,134)	$ 3,326	$ (35,727)	$ (25,282)